Offerings - Offering: 1	Feb. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	13,760,034
Proposed Maximum Offering Price per Unit	1.25
Maximum Aggregate Offering Price	$ 17,200,042.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,375.33
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, there is also being registered hereby such indeterminate number of additional common shares (each, a "Common Share") of GreenPower Motor Company Inc. as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. Consists of (i) up to 10,616,680 Common Shares that may be issued upon the conversion of (a) our Series A Convertible Preferred Shares (the "Convertible Preferred Shares") issued on November 14, 2025, including payment of dividends on these Convertible Preferred Shares through November 14, 2027 and (b) our Convertible Preferred Shares to be issued within two days of the effectiveness date of the registration statement to which this table relates, including payment of dividends on these Convertible Preferred Shares through November 14, 2027, and (ii) up to 3,143,354 Common Shares that may be issued upon the conversion of Convertible Preferred Shares that may be issued following the effectiveness of the registration statement of which this table relates, including payment of dividends on the Convertible Preferred Shares through November 14, 2027. Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, based on the average of the high and low prices of the Common Shares on The Nasdaq Capital Market LLC on February 17, 2026.